Leases (Details) € in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019 EUR (€) contract	Nov. 30, 2019 EUR (€)
Leases
Bank guarantee		€ 3,000
Short term deposits pledged as security		€ 1,500
Number of lease contracts containing termination options | contract		0
Rostock headquarters building
Leases
Lease term	12 years	12 years
Short term deposits pledged as security			€ 1,500
Rental deposits		€ 257
Number of times the lease contract can be extended | contract		2
Lease contract extension term		6 years
Rental expense		€ 1,400
Offices in Berlin
Leases
Lease term		12 years
Rental deposits		€ 257
Offices in Boston
Leases
Lease term		4 years
Lease contract extension term		2 years
Plant and machinery
Leases
Lease term		2 years
Rental deposits		€ 191
Other equipment
Leases
Lease term		4 years
Motor vehicles
Leases
Lease term		3 years
Certain motor vehicles and premises | Maximum
Leases
Lease term		12 months